N-4	Apr. 30, 2024 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
Entity Central Index Key	0000743415
Entity Investment Company Type	N-4
Document Period End Date	Apr. 30, 2024
Amendment Flag	false
Tax-Deferred Annuity Plan, Voluntary Employee Contribution Contracts
Prospectus:
Fees and Expenses [Text Block]
FEES AND EXPENSES	LOCATION IN PROSPECTUS
Charges for Early Withdrawals	None	Charges
Transaction Charges	There are no charges for other transactions under the Contract, other than certain fees associated with Contract loans.	Charges
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Loan
interest is not reflected in the table. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
Charges
	ANNUAL FEE	MIN.	MAX.
	1. Base Contract (varies by Contract class)	0.26%[1]	1.96%[1]
	2. Investment options (Underlying Fund fees and expenses)	0.14%[2]	0.98%[2]
	3. Optional benefits available for an additional charge	NA	NA
1 As a percentage of the Separate Account value. There are
several classes of the Contract, each of which has a different
Separate Account charge, based upon the total contract assets in the Separate Account and the General Account. Effective on
or about June 1, 2024, due the increase in the monthly contract charge, the min will be 0.28% and the max will be 1.97%. See the “Charges” section of the Prospectus for a description of the different classes of the Contract and related charges.
2 As a percentage of the net asset value of the Underlying Fund assets.

Because you may choose from among the Investment
Alternatives offered, the choices you make affect how much you will pay. To help you understand the cost of owning your
Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

LOWEST ANNUAL COST ESTIMATE: $413*	HIGHEST ANNUAL COST ESTIMATE: $3,013*
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination
of Contract classes (i.e., Tier
1 Reduced Pricing) and
Underlying Fund fees and
expenses
•No optional benefits
•No outstanding loans
•No sales charges
•No additional Contributions,
transfers, or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive
combination of Contract
classes (i.e., Standard
Pricing), and Underlying
Fund fees and expenses
•No optional benefits
•No outstanding loans
•No sales charges
•No additional Contributions,
transfers, or withdrawals

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals	None	Charges

Transaction Charges [Text Block]
Transaction Charges	There are no charges for other transactions under the Contract, other than certain fees associated with Contract loans.	Charges

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Loan
interest is not reflected in the table. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
Charges
	ANNUAL FEE	MIN.	MAX.
	1. Base Contract (varies by Contract class)	0.26%[1]	1.96%[1]
	2. Investment options (Underlying Fund fees and expenses)	0.14%[2]	0.98%[2]
	3. Optional benefits available for an additional charge	NA	NA
1 As a percentage of the Separate Account value. There are
several classes of the Contract, each of which has a different
Separate Account charge, based upon the total contract assets in the Separate Account and the General Account. Effective on
or about June 1, 2024, due the increase in the monthly contract charge, the min will be 0.28% and the max will be 1.97%. See the “Charges” section of the Prospectus for a description of the different classes of the Contract and related charges.
2 As a percentage of the net asset value of the Underlying Fund assets.

Because you may choose from among the Investment
Alternatives offered, the choices you make affect how much you will pay. To help you understand the cost of owning your
Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

LOWEST ANNUAL COST ESTIMATE: $413*	HIGHEST ANNUAL COST ESTIMATE: $3,013*
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination
of Contract classes (i.e., Tier
1 Reduced Pricing) and
Underlying Fund fees and
expenses
•No optional benefits
•No outstanding loans
•No sales charges
•No additional Contributions,
transfers, or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive
combination of Contract
classes (i.e., Standard
Pricing), and Underlying
Fund fees and expenses
•No optional benefits
•No outstanding loans
•No sales charges
•No additional Contributions,
transfers, or withdrawals

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.26%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.96%
Base Contract (N-4) Footnotes [Text Block]	1 As a percentage of the Separate Account value. There are several classes of the Contract, each of which has a different Separate Account charge, based upon the total contract assets in the Separate Account and the General Account. Effective on or about June 1, 2024, due the increase in the monthly contract charge, the min will be 0.28% and the max will be 1.97%. See the “Charges” section of the Prospectus for a description of the different classes of the Contract and related charges.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.14%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	0.98%
Investment Options Footnotes [Text Block]	2 As a percentage of the net asset value of the Underlying Fund assets.
Lowest and Highest Annual Cost [Table Text Block]

Because you may choose from among the Investment
Alternatives offered, the choices you make affect how much you will pay. To help you understand the cost of owning your
Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

LOWEST ANNUAL COST ESTIMATE: $413*	HIGHEST ANNUAL COST ESTIMATE: $3,013*
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination
of Contract classes (i.e., Tier
1 Reduced Pricing) and
Underlying Fund fees and
expenses
•No optional benefits
•No outstanding loans
•No sales charges
•No additional Contributions,
transfers, or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive
combination of Contract
classes (i.e., Standard
Pricing), and Underlying
Fund fees and expenses
•No optional benefits
•No outstanding loans
•No sales charges
•No additional Contributions,
transfers, or withdrawals

Lowest Annual Cost [Dollars]	$ 413
Highest Annual Cost [Dollars]	$ 3,013
Lowest Annual Cost Footnotes [Text Block]	Effective on or about June 1, 2024, due the increase in the monthly contract charge, the lowest annual cost estimate will be $426 and the highest annual cost estimate will be $3,023.
Highest Annual Cost Footnotes [Text Block]	Effective on or about June 1, 2024, due the increase in the monthly contract charge, the lowest annual cost estimate will be $426 and the highest annual cost estimate will be $3,023.
Risks [Table Text Block]
	RISKS	LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in this Contract, including loss of principal.	Principal Risks of Investing in the Contract
Not a Short-Term Investment
This Contract is not a short-term investment and is not
appropriate for an investor who needs ready access to cash.
In particular:
•Tax deferral is more beneficial to Participants with a long-term time horizon.
•Withdrawals are subject to ordinary income tax and may be
subject to tax penalties.
•The Contract is not intended for those who may need to make early or frequent withdrawals or intend to engage in frequent trading in the Underlying Funds.
General Description of Contracts
Risks Associated with Investment Options
An investment in the Contract is subject to the risk of poor investment performance, and can vary, depending on the
performance of the Underlying Funds. Each investment option
available under the Contract, including the General Account, will have its own unique risks. You should review these Investment
Alternatives before making an investment decision.
Appendix A: Underlying Funds Available Under the Contracts General Description of Separate Account No. 2, Mutual of America, and Underlying Funds Our General Account
Insurance Company Risks
An investment in the Contract is subject to the risks related to
Mutual of America Life Insurance Company, including that any obligations (including under the General Account), guarantees, and benefits of the Contract are subject to the claims paying ability of Mutual of America. More information about Mutual of
America, including its financial strength ratings, is available upon request from Mutual of America by calling our toll-free number,
800.468.3785 or by visiting our website at mutualofamerica.com.
General Description of Separate Account No. 2, Mutual of America, and Underlying Funds Our General Account

Investment Restrictions [Text Block]	Your ability to allocate Contributions among the Investment Alternatives is subject to any restrictions contained in your Employer’s Plan. If your Employer’s Plan permits transfers to other contracts, you may transfer your Account Value but only to a provider specifically identified in the Plan. Transfers while you are actively employed to any provider not specified in the Planare prohibited.We may remove an Underlying Fund or limit its availability to new Contributions and/or transfers of Account Value if we determine that an Underlying Fund no longer satisfies one or more of our selection criteria.
Optional Benefit Restrictions [Text Block]	Unless your Plan does not provide for loans, we make available a loan option under a TDA Contract. You have the right to borrow funds using your Account Value as collateral security. Your Employer’s Plan may or may not permit loans to be taken from or secured by amounts held in a Designated Roth Account. The maximum amount that can be taken as a loan is limited under the Code, based on your account balance. Generally, a Participant can borrow no more than the lesser of (a) the greater of $10,000 or 50% of the Participant’s vested account balance; or (b) $50,000. The maximum amount that a Participant can borrow is also limited if the Participant has another outstanding loan. Certain exceptions may permit a Participant to take a larger loan under circumstances specified by law from time to time.We will not permit you to make withdrawals or transfers of the collateral security amount while the loan is outstanding.
Tax Implications [Text Block]	You should consult with a tax professional to determine the tax implications of an investment in and Contributions made under the Contract.Because the Contract is purchased through a tax-qualified Plan, there are no additional tax benefits to the Contract.Withdrawals will be subject to ordinary income tax, and may be subject to tax penalties.
Investment Professional Compensation [Text Block]	Mutual of America offers the Contracts for sale through certain of our employees. The only compensation we pay for sales of the Contracts is in the form of salary and incentive compensation if the Company’s annual goals and objectives are met. There are no commissions or fees payable for sales of the Contracts.Registered representatives who sell the Contracts are eligible to receive a yearly cash incentive payment based largely on aggregate sales by all representatives in the representative’s office compared to sales targets we established for the office in that year, which may be increased based on individual performance in relation to individual sales objectives.With regard to non-cash compensation, representatives and certain staff from the top performing regional offices, as well as other high performing representatives, will receive a trip to a sales conference.The existence of such forms of compensation could influence a registered representative to recommend this Contract over another investment.
Exchanges [Text Block]	Registered representatives may have a financial incentive to offer a participant a new contract in place of the one in which he or she already participates. An investor should only exchange his or her Contract if he or she determines, after comparing the features, fees, and risks of both contracts, that it is preferable for him or her to purchase the new contract rather than continue to own the existing Contract.
Item 4. Fee Table [Text Block]
Fee Table – TDA ContractsThe following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Contract. Please refer to your Certificate specifications page for information about the specific fees you will pay each year. I.The first table describes the fees and expenses that you will pay when you become a Participant, when you surrender your Contract or participation interest or when you transfer your Account Value among Investment Alternatives. State premium taxes may also be deducted but we do not currently deduct them.
Participant Transaction Expenses	Maximum		Current
Sales Load Imposed on Contributions (as a percentage of Contributions)	None		None
Deferred Sales Load (or Surrender Charge) (as a percentage of Contributions or amount surrendered, as applicable)	None		None
Exchange Fee	None		None
Loan Fees	Maximum Loan Interest	Higher of the Moody’s® Corporate Yield Average or 1% above the current rate of interest credited to Account Values held in the General Account	None
II.The next table describes the fees and expenses that you will pay each year during the time that you are a Participant (not including Underlying Fund fees and expenses).
ANNUAL CONTRACT EXPENSES
	Maximum	Standard	Tier 1 Reduced Fees (2)	Tier 2 Reduced Fees (2)	Tier 3 Reduced Fees (2)	Tier 4 Reduced Fees (2)	Tier 5 Reduced Fees (2)	Inactive Plans (3)
Administrative Expenses (Annual Contract Fee)	$24	$24(1)	$24(1)	$24(1)	$24(1)	$24(1)	$24(1)	$24(1)
Base Contract Expenses (as a percentage of average Account Value)(5)	2.00%	1.45%(4)	.25%(4)	.35%(4)	.45%(4)	.60%(4)	.95%(4)	1.95%(4)
Loan Interest Rate	Uncollateralized Loans: Prime Rate +1%
(1)Annual Contract Fee. The Annual Contract Fee of $24.00 is charged at a rate of $2 per month, and effective on or about June 1, 2024, the Annual Contract Fee of $48.00 is charged at a rate of $4 per month, subject to waiver as discussed in “Monthly Participant Charges” under the “Charges” section of the Prospectus. (2)Reduced Fees. TDA Plans may become eligible for the Tier 1 Reduced Fee, Tier 2 Reduced Fee, Tier 3 Reduced Fee, Tier 4 Reduced Fee or Tier 5 Reduced Fee if they have minimum amounts of assets in the Separate Account and the General Account combined ($50 million for the Tier 1 Reduced Fee, $25 million for the Tier 2 Reduced Fee, $5 million for the Tier 3 Reduced Fee, $2 million for the Tier 4 Reduced Fee and $1 million for the Tier 5 Reduced Fee) and satisfy the other criteria specified in the Charges section of this Prospectus. Plans that do not qualify for Reduced Fees because they have assets in the Separate Account and the General Account combined of less than $1 million, will be charged the Standard Separate Account annual charge.(3)Inactive Plans. An Inactive Plan will no longer be eligible for Standard separate account annual charges or Reduced Fees as of the last Valuation Day of the quarter in which it became an Inactive Plan. For more information see the “Charges” section of the Prospectus.(4)Reductions in Separate Account Annual Expenses. Separate Account Annual Expenses are reduced for Plans that are part of certain national accounts. For more information see the “Charges” section of the Prospectus.(5)Expense Risk Fee, Administrative Charges and Distribution Expense Charge may not exceed 2.00% of average Account Value the aggregate.The next item shows the minimum and maximum total operating expenses charged by the Underlying Funds that you may pay periodically during the time that you are a Participant. A complete list of Underlying Funds available under the Contract, including their annual expenses, may be found in the Appendix to this Prospectus entitled “Underlying Funds As Investment Options Available Under the Contract”.
	Minimum	Maximum
Annual Underlying Fund Expenses (expenses deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses, as a percentage of Underlying Fund average net assets)	0.14%	0.98%
Net Annual Underlying Fund Expenses (expenses deducted from the Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses, as a percentage of Underlying Fund average net assets, including a fee waiver arrangement that is in place and reflected in the Underlying Fund’s registration statement. The fee waiver arrangement is expected to continue, but, can be terminated at any time at the option of the Underlying Fund.)	0.13%	0.90%
Example
The Example below is intended to help you compare the cost of being a Participant with the cost of investing in other variable annuity contracts if we were to raise our current fees and expenses to the maximum amounts. These costs include Participant transaction expenses, Annual Contract Fee, Base Contract Expenses, and Underlying Fund fees and expenses and exclude Loan fees. The Example assumes that you invest $100,000 under a Contract for the time periods indicated and that your investment has a 5% annual rate of return each year. We do not impose a surrender charge when you make a withdrawal of Account Value. As a result, the expenses would be the same whether or not you surrender the Account Value, or apply the Account Value for the purchase of an annuity (annuitize), at the end of the applicable time period. This example also assumes the maximum fees and expenses of the Underlying Funds during 2023, with the maximum Annual Contract Fee and the maximum Base Contract Expenses shown in the Fee Table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Sales Load (of Purchase Payments), Maximum [Percent]	0.00%
Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	0.00%
Deferred Sales Load (of Purchase Payments), Current [Percent]	0.00%
Exchange Fee (of Other Amount), Maximum [Percent]	0.00%
Exchange Fee (of Other Amount), Current [Percent]	0.00%
Administrative Expense, Maximum [Dollars]	$ 24
Administrative Expense, Current [Dollars]	$ 24
Administrative Expense, Footnotes [Text Block]	Annual Contract Fee. The Annual Contract Fee of $24.00 is charged at a rate of $2 per month, and effective on or about June 1, 2024, the Annual Contract Fee of $48.00 is charged at a rate of $4 per month, subject to waiver as discussed in “Monthly Participant Charges” under the “Charges” section of the Prospectus.
Base Contract Expense (of Average Account Value), Maximum [Percent]	2.00%
Base Contract Expense (of Average Account Value), Current [Percent]	1.45%
Base Contract Expense, Footnotes [Text Block]	Expense Risk Fee, Administrative Charges and Distribution Expense Charge may not exceed 2.00% of average Account Value the aggregate.
Annual Portfolio Company Expenses [Table Text Block]
	Minimum	Maximum
Annual Underlying Fund Expenses (expenses deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses, as a percentage of Underlying Fund average net assets)	0.14%	0.98%
Net Annual Underlying Fund Expenses (expenses deducted from the Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses, as a percentage of Underlying Fund average net assets, including a fee waiver arrangement that is in place and reflected in the Underlying Fund’s registration statement. The fee waiver arrangement is expected to continue, but, can be terminated at any time at the option of the Underlying Fund.)	0.13%	0.90%

Portfolio Company Expenses [Text Block]	Annual Underlying Fund Expenses(expenses deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses, as a percentage of Underlying Fund average net assets)
Portfolio Company Expenses Minimum [Percent]	0.14%
Portfolio Company Expenses Maximum [Percent]	0.98%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 3,013
Surrender Expense, 3 Years, Maximum [Dollars]	9,497
Surrender Expense, 5 Years, Maximum [Dollars]	16,646
Surrender Expense, 10 Years, Maximum [Dollars]	37,890
Annuitized Expense, 1 Year, Maximum [Dollars]	3,013
Annuitized Expense, 3 Years, Maximum [Dollars]	9,497
Annuitized Expense, 5 Years, Maximum [Dollars]	16,646
Annuitized Expense, 10 Years, Maximum [Dollars]	37,890
No Surrender Expense, 1 Year, Maximum [Dollars]	3,013
No Surrender Expense, 3 Years, Maximum [Dollars]	9,497
No Surrender Expense, 5 Years, Maximum [Dollars]	16,646
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 37,890
Item 5. Principal Risks [Table Text Block]
Principal Risks of Investing in the ContractContract Risks You can lose money in a variable annuity, including potential loss of your original investment. The value of your investment and any returns will depend on the performance of the Underlying Funds you have selected. The Contracts are designed for Participants with a long investment time horizon. They are not intended for those who may need to make early or frequent withdrawals or intend to engage in frequent trading in the Underlying Funds. Your ability to make withdrawals while you are an active participant in a Plan will be limited. The Contract is not suitable as a short-term investment. Investment Risk You bear the risk of any decline in the Contract Value caused by the performance of the Underlying Funds held by the Subaccounts. The Underlying Funds may not achieve their investment objectives, and your Account Value allocated to any of the Subaccounts may decline in value, perhaps significantly. Each Underlying Fund may have its own unique risks and the risk of loss varies with each Underlying Fund. The investment risks are described in the prospectuses for the Funds. General Account Risk With respect to Account Value you have allocated to the General Account, your investment is subject to the risks related to the claims-paying ability of Mutual of America. If Mutual of America experiences financial distress, it may not be able to meet its obligations with respect to Account Value allocated to the General Account. More information about Mutual of America, including its financial strength ratings, is available upon request from Mutual of America. Loans Amounts borrowed in a Collateralized Loan do not participate in the Subaccount investment experience. Loans, therefore, can affect the Account Value and death benefit whether or not the loan is repaid. Death benefit proceeds payable will be reduced by the amount of any outstanding Contract loan plus accrued interest. A deemed distribution due to your default on a loan may be subject to taxes and tax penalties. Tax Consequences Except for Designated Roth Accounts, withdrawals are generally taxable, and prior to age 59½ a tax penalty may apply. In addition, even if the Contract is held for years before any withdrawal is made, withdrawals are taxable as ordinary income rather than capital gains. Different rules apply for Designated Roth Accounts. Business Disruption and Cybersecurity Risks We rely heavily on interconnected computer systems and digital data to conduct our business activities. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential Participant information. Such systems failures and cyberattacks affecting us, the Underlying Funds, intermediaries and other affiliated or third party service providers may adversely affect us and your Account Value. For instance, systems failures and cyberattacks may interfere with our processing of Contract transactions, including the processing of orders from our website or with the Underlying Funds, impact our ability to calculate accumulation unit values and Participant Account Value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the Underlying Funds to lose value. In addition, the risk of cyberattacks may be higher during periods of geopolitical turmoil. There can be no assurance that we or the Underlying Funds or our service providers will avoid losses affecting your Account Value due to cyberattacks or information security breaches in the future. We are also exposed to risks related to natural and man-made disasters and catastrophes, such as, but not limited to, storms, fires, floods, earthquakes, epidemics, pandemics, malicious acts, and terrorist acts, which could adversely affect our ability to conduct business. A natural or man-made disaster or catastrophe, including a pandemic (such as the coronavirus COVID-19), could affect the ability, or willingness, of our workforce and employees of service providers and third party administrators to perform their job responsibilities. Catastrophic events may negatively affect the computer and other systems on which we rely and may interfere with our processing of Contract-related transactions, including processing of orders from Participants and orders with the Underlying Funds, impact our ability to calculate Account Value, or have other possible negative impacts. These events may also impact the issuers of securities in which the Underlying Funds invest, which may cause the Underlying Funds to lose value. There can be no assurance that we, the Underlying Funds or our service providers will avoid losses affecting your Account Value due to a natural disaster or catastrophe.
Item 10. Benefits Available (N-4) [Text Block]	Benefits Available Under the ContractThe following table summarizes information about the benefits available under the Contract.
Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/ Limitations
Death benefit during Accumulation Period equal to Account Value	To provide a death benefit to one or more Beneficiaries, upon the death of the Participant during the accumulation period	Standard	No specific fee for the death benefit – included as part of overall Contract charges	Death benefit amount is reduced by the amount of any outstanding loans and interest
Loans under a TDA Contract	To borrow using your Account Value as collateral security for the loan	Optional
The maximum loan
interest is the Prime
Rate +1%. The
origination fee for
loans repaid by
payroll deduction is
$75, with an annual
fee of $15 per year.
There is a $350
origination fee for
loans repaid
through home
billing.
If you have a loan under a TDA Contract, your Account Value in the General Account after a transfer or withdrawal must be at least equal to the loan collateral security amount.

LoansUnless your Plan does not provide for loans, we make available a loan option under a TDA Contract. You have the right to borrow funds using your Account Value as collateral security. Your Employer’s Plan may or may not permit loans to be taken from or secured by amounts held in a Designated Roth Account. The maximum amount that can be taken as a loan is limited under the Code, based on your account balance. Generally, a Participant can borrow no more than the lesser of (a) the greater of $10,000 or 50% of the Participant’s vested account balance; or (b) $50,000. The maximum amount that a Participant can borrow is also limited if the Participant has another outstanding loan. Certain exceptions may permit a Participant to take a larger loan under circumstances specified by law from time to time. We will designate an interest rate at the time a Loan is granted. The Loan interest rate we declare from time to time will not exceed the higher of the Moody’s® Corporate Yield Average and 1% above the guaranteed rate of interest credited to Account Values held in the General Account. The Moody’s® Corporate Yield Average is an average of the composite yield on seasoned corporate bonds published by Moody’s® Investors Service, Inc., and may increase or decrease over time. Accordingly, the interest rate you pay on your loan may increase or decrease over time. Interest earned on the amount in the General Account is not applied as an offset to interest accrued on the Loan; they are separate and independent from each other. Any loan shall be repaid within five years, except a loan used to purchase a primary residence of the Participant may be repaid over a period not to exceed ten years. Your repayment schedule will provide for substantially level amortization of the loan over the applicable period, which means that your payments will be substantially equal (subject to changes in the interest rate on your loan, if any). You will be billed for your loan repayments. You will be required to transfer an amount equal to 120% of the loan to serve as collateral security for your loan from the Separate Account to the General Account, unless you already have allocated the required Account Value to the General Account. Collateralized loans are loans for which security in the amount of 120% of the loan amount is required to be transferred into the General Account and held against repayment of the loan. The amount withdrawn from each Investment Alternative that comprises your Account Value for the transfer of collateral security or the withdrawal for a trusteed loan will be withdrawn proportionally from all Investment Alternatives in your account at the time of the request, unless you instruct us otherwise. We will not permit you to make withdrawals or transfers of the collateral security amount while the loan is outstanding. The interest rate for the loan will not exceed the higher of 1% above the current rate of interest credited to Account Values held in the General Account for TDA Contracts, or the Moody’s® Corporate Yield Average for the calendar month ending two months before the date on which the rate is determined, and payments of principal and interest on the loan are due no less frequently than quarterly. You will pay interest on the loan, but the amount we hold in the General Account as collateral for your loan will accrue interest. A portion of the collateral equal to the loan amount may earn interest at a rate that is different than, and possibly lower than, the rate earned by other amounts in the General Account. There are no income tax consequences to you from obtaining a loan under the TDA Contract, unless you do not make repayments when they are due. You can only borrow to the extent that you have allocated a sum equal to 120% of the loan amount to the General Account. If you do not have 120% of the loan amount (in addition to sums already serving as collateral for other loans) in the General Account and do not allocate additional amounts to the General Account from your Account Value allocated to other investment alternatives to achieve such 120%, you cannot borrow that loan amount. We do not transfer amounts to the General Account for purposes of satisfying the collateral requirement on your behalf unless we are instructed by you to transfer from other investment alternatives to the General Account. All Plans require authorization by the Employer or third party administrator, as applicable, for Participant loans. Death Benefit During the Accumulation Period
We will pay a death benefit to your designated Beneficiary during the Accumulation Period upon your death. We will pay the death benefit after we have received at our Home Office: •due proof of your death, generally a certified copy of your death certificate;•notification of election by the Beneficiary(ies) of the form of payment of death benefit; and•claim forms and other information and documents that we inform the beneficiary are necessary for us to process the death benefit request.The amount of the death benefit will be the value of your Account Value as of the date on which we receive the items listed above less any outstanding loans and interest. Until then, your Account Value will remain allocated as it was on the date of death. (If you were the Annuitant and your Eligible Spouse is the Beneficiary, special rules apply as described below.) If you have more than one beneficiary, each beneficiary’s share of the Account Value will remain allocated as it was on the date of death until we receive the items listed above from such beneficiary. Each beneficiary will continue to bear the risk of loss of their share of the death benefit until their claim is processed. Form of Payment of Death Benefit. The Beneficiary will elect the form of payment of death benefit as described below. The Code imposes special requirements on the payment of a death benefit and specifies the time period in which we must pay it. We will pay the death benefit in a single sum if a Beneficiary does not select an option by the date the Code requires a payout to be made. In addition, Participants under TDA Contracts are required to begin taking minimum distributions after they reach a certain age (called the Required Beginning Date or Required Distribution Date), and certain requirements depend on whether the Participant had reached that age at the time of death. Beneficiaries should consult their tax advisers for any additional rules that may apply in their particular circumstances. See Minimum Required Distributions under “Taxes”. In general, any method of distribution that a Beneficiary selects must comply with one of the following. (a) Ten Year Rule. In the case of a death occurring in 2020 or later, the general rule is that we must pay the entire death benefit to the Beneficiary by December 31 of the year that is ten calendar years after the year of the Participant’s death, unless we pay the death benefit in accordance with (b), (c) or (d) below. (b) Exception for Eligible Designated Beneficiaries. An Eligible Designated Beneficiary, as defined below, may choose to have the entire death benefit distributed in the form of Annuity Payments that begin within one year of the Participant’s death and are payable over a period of time that is not more than the Beneficiary’s life or life expectancy, whichever is longer. For these purposes, an Eligible Designated Beneficiary is a Beneficiary who, at the time of the Participant’s death, is also (a) the Participant’s surviving spouse; (b) the Participant’s minor child; (c) an individual who is no more than 10 years younger than the Participant; (d) a qualifying disabled individual; or (e) a qualifying chronically ill individual. Notwithstanding the foregoing, if the Eligible Designated Beneficiary is a minor child, distributions must be paid in full no later than the end of the tenth year following the child’s attainment of the age of majority. (c) Beneficiary is the Eligible Spouse. Special rules apply if the only Beneficiary is your surviving Eligible Spouse. A Beneficiary who is also your Eligible Spouse may use your Required Beginning Date for determining when minimum distributions must begin. As a consequence, the Beneficiary does not have to begin receiving benefits until the April 1 following the calendar year in which you would have reached age 72 if still alive. Alternatively, a Beneficiary who is also an Eligible Spouse, may roll your account balance over to his or her own qualified plan or 403(b) plan or to his or her own eligible IRA. (d) Special Rule for Beneficiaries that are Not Individuals. If your Beneficiary is not an individual, such as your estate or certain types of trusts, we must pay the entire death benefit to the Beneficiary by December 31 of the calendar year that is five calendar years after your death. However, if you die after reaching your Required Beginning Date, the Beneficiary is limited to distributions made over your remaining life expectancy. A Beneficiary under more than one 403(b) plan may take withdrawals from one or more such plans, in accordance with applicable IRS regulations, if permitted by the Plan. Death Benefit after the Annuity Commencement Date
If an Annuitant (and the joint annuitant if the form is a joint annuity) were to die on or after the Annuity Commencement Date and annuity payments have begun, your Beneficiary will receive the death benefit (if any) provided by the form of annuity under which Annuity Payments were due. If you elect a form of annuity that does not provide for a certain period or full cash refund, then no payments or death benefit will be due following the death of the Annuitant (and the Joint Annuitant, as applicable) after the Annuity Commencement Date.. Single Sum for Small Annuity Payments. If your Account Value is $1,000 or less (or less than such greater amount that may be permitted by law and the Plan), then on the Annuity Commencement Date you have requested, or at your Required Beginning Date, as applicable, we will pay your Account Value to you in a single sum payment, and you may not elect to receive Annuity Payments. Alternatively, we may make such single sum payment to an IRA (or Roth IRA for Designated Roth Accounts) established by you (or your employer for you, if the Plan so provides). Evidence of Survival. When payment of a benefit is contingent upon the survival of any person, we may require that evidence of that person’s survival be furnished to us, either by personal endorsement of the check drawn for payment, or by other means satisfactory to us. If satisfactory evidence of survival is not received by us within 30 days following our request for it, we may suspend benefit payments until such evidence is received. Misstatement of Information. If we pay a benefit under a Contract based on information that you or a Beneficiary misstated to us, we will recalculate the benefit when we learn of the misstatement. We will adjust the amount of the benefit payments, or the amount applied to provide the benefit, or both, to the proper amount we determine based on the corrected information. If we underpaid benefits due to any misstatement, we will pay the amount of the underpayment in full with the next payment due under the Contract. If we overpaid any benefits due to a misstatement, we will deduct the overpayment to the extent possible from payments as they become due under the Contract. We will include interest on the amount of any underpayments or charge interest on overpayments, at the effective rate then set forth under State insurance law provisions and in accordance with the Contract. Information and Determination. Contractholders and Participants, as appropriate, must furnish us with the facts and information that we may require for the operation of the Contract including, upon request, the original or photocopy of any pertinent records held by the Contractholder or Participant. A TDA Contractholder should report to us any determination that the Contractholder makes pursuant to the terms of the Plan, if any. We may rely on reports and other information furnished by Contractholders or Participants, and we are not obligated to inquire as to the accuracy or completeness of such reports and information.
Benefits Available [Table Text Block]
Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/ Limitations
Death benefit during Accumulation Period equal to Account Value	To provide a death benefit to one or more Beneficiaries, upon the death of the Participant during the accumulation period	Standard	No specific fee for the death benefit – included as part of overall Contract charges	Death benefit amount is reduced by the amount of any outstanding loans and interest
Loans under a TDA Contract	To borrow using your Account Value as collateral security for the loan	Optional
The maximum loan
interest is the Prime
Rate +1%. The
origination fee for
loans repaid by
payroll deduction is
$75, with an annual
fee of $15 per year.
There is a $350
origination fee for
loans repaid
through home
billing.
If you have a loan under a TDA Contract, your Account Value in the General Account after a transfer or withdrawal must be at least equal to the loan collateral security amount.

Name of Benefit [Text Block]	Name of Benefit
Purpose of Benefit [Text Block]	Purpose
Brief Restrictions / Limitations [Text Block]	Brief Descriptionof Restrictions/Limitations
Name of Benefit [Text Block]	Name of Benefit
Item 17. Portfolio Companies (N-4) [Text Block]	Appendix A1: Underlying Funds Available As Investment Options Under the TDA ContractsThe following is a list of Underlying Funds available under the Contracts. More information about the Underlying Funds is available in the prospectuses for the Underlying Funds, which may be amended from time to time and are available on our website mutualofamerica.com/TDAFunds or you can request this information at no cost by calling 800.574.9267 or by sending an email to mutualofamerica@dfinsolutions.com. The current expenses and performance information below reflects fee and expenses of the Underlying Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance.
Type/Investment Objective	Underlying Fund	Current Expenses[1]	Average Annual Total Returns as of 12/31/23
			1 year	5 year	10 year	Life of Fund
Equity Fund Seeks investment results that correspond to the investment performance of Standard & Poor’s 500® Composite Stock Price Index (the “S&P 500 Index”*)	MoA Equity Index Fund Adviser: Mutual of America Capital Management LLC	0.13%	26.12%	15.52%	11.86%
Equity Fund Seeks to outperform Russell 3000® Index** by investing in a diversified portfolio of primarily common stocks	MoA All America Fund Adviser: Mutual of America Capital Management LLC	0.52%	20.33%	13.53%	9.86%
Equity Fund Seeks capital appreciation	MoA Small Cap Value Fund Adviser: Mutual of America Capital Management LLC	0.83%	9.59%	8.37%	5.38%
Equity Fund Seeks capital appreciation	MoA Small Cap Growth Fund Adviser: Mutual of America Capital Management LLC	0.83%	15.63%	10.65%	7.20%
Equity Fund Seeks investment results that correspond to investment performance of S&P SmallCap 600® Index*	MoA Small Cap Equity Index Fund Adviser: Mutual of America Capital Management LLC	0.15%	15.87%	10.69%		6.12%[2]
Type/Investment Objective	Underlying Fund	Current Expenses[1]	Average Annual Total Returns as of 12/31/23
			1 year	5 year	10 year	Life of Fund
Equity Fund Seeks capital appreciation and, to a lesser extent, current income	MoA Mid Cap Value Fund Adviser: Mutual of America Capital Management LLC	0.73%	6.96%	10.89%	7.79%
Equity Fund Seeks investment results that correspond to investment performance of S&P MidCap 400® Index*	MoA Mid Cap Equity Index Fund Adviser: Mutual of America Capital Management LLC	0.14%	16.25%	12.44%	9.09%
Equity Fund Seeks capital appreciation	MoA International Fund Adviser: Mutual of America Capital Management LLC	0.31%	19.55%	8.96%	4.63%
Equity Fund Seeks capital growth	LVIP American Century Capital Appreciation Fund Adviser: Lincoln Financial Investments Corporation SubAdviser: American Century Investment Management, Inc.	0.57%	21.14%	13.64%		10.99%[3]
Equity Fund Seeks long-term capital appreciation	American Funds Insurance Series New World Fund Adviser: Capital Research and Management Company	0.57%	16.22%	8.90%	4.95%
Equity Fund Seeks capital appreciation	Macquarie VIP® Small Cap Value Series Adviser: Delaware Management Company	0.78%	9.45%	10.21%	7.06%
Equity Fund Seeks to provide long-term growth of capital	DWS Capital Growth VIP Adviser: DWS Investment Management Americas, Inc.	0.49%	38.57%	17.58%	13.58%
Type/Investment Objective	Underlying Fund	Current Expenses[1]	Average Annual Total Returns as of 12/31/23
			1 year	5 year	10 year	Life of Fund
Equity Fund Seeks reasonable income and will also consider potential for capital appreciation. Fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index	Fidelity VIP Equity-Income Portfolio Adviser: Fidelity Management & Research Company LLC (FMR) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers.	0.47%	10.65%	12.30%	8.58%
Equity Fund Seeks long-term capital appreciation	Fidelity VIP Contrafund® Portfolio Adviser: Fidelity Management & Research Company LLC (FMR) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers.	0.56%	33.45%	16.65%	11.61%
Equity Fund Seeks long-term growth of capital	Fidelity VIP Mid Cap Portfolio Adviser: Fidelity Management & Research Company LLC (FMR) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers.	0.57%	15.08%	12.45%	8.12%
Equity Fund Seeks long-term growth of capital	Goldman Sachs VIT Small Cap Equity Insights Fund Adviser: Goldman Sachs Asset Management, L.P.	0.82%	19.28%	10.04%	7.80%
Equity Fund Seeks long-term growth of capital and dividend income	Goldman Sachs VIT US Equity Insights Fund Adviser: Goldman Sachs Asset Management, L.P.	0.56%	23.81%	13.60%	10.97%
Type/Investment Objective	Underlying Fund	Current Expenses[1]	Average Annual Total Returns as of 12/31/23
			1 year	5 year	10 year	Life of Fund
Equity Fund Seeks capital appreciation	Invesco V.I. Main Street Fund® Adviser: Invesco Advisers, Inc.	0.80%	23.22%	13.57%	10.02%
Equity Fund Seeks capital appreciation	MFS® VIT III Mid Cap Value Portfolio Adviser: MFS	0.79%	12.73%	12.90%	8.73%
Equity Fund Seeks long-term growth of capital by investing primarily in securities of companies that meet Fund’s environmental, social and governance (ESG) criteria	Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio Adviser: Neuberger Berman Investment Advisers LLC	0.90%	26.90%	13.97%	9.99%
Equity Fund Seeks to provide long-term capital growth with income as secondary objective	T. Rowe Price Blue Chip Growth Portfolio Adviser: T. Rowe Price Associates, Inc.	0.75%	49.29%	13.50%	12.31%
Equity Fund Seeks to provide long-term capital appreciation and income	Vanguard Variable Insurance Fund Diversified Value Portfolio® Advisers: Lazard Asset Management LLC and Hotchkis and Wiley Capital Management, LLC	0.29%	20.13%	14.28%	9.27%
Equity Fund Seeks to provide long-term capital appreciation	Vanguard Variable Insurance Fund International Portfolio® Advisers: Baillie Gifford Overseas Ltd. And Schroder Investment Management North America Inc.	0.33%	14.65%	10.28%	6.80%
Equity Fund Seeks to provide long-term capital growth	Victory RS Small Cap Growth Equity VIP Series Adviser: Victory Capital Management Inc.	0.88%	20.40%	5.63%	6.48%
Type/Investment Objective	Underlying Fund	Current Expenses[1]	Average Annual Total Returns as of 12/31/23
			1 year	5 year	10 year	Life of Fund
Real Estate Fund Seeks to provide a high level of income and moderate long-term capital appreciation by tracking performance of a benchmark index that measures performance of publicly traded equity REITs and other real estate-related investments	Vanguard Variable Insurance Fund Real Estate Index Portfolio® Adviser: The Vanguard Group, Inc.	0.26%	11.70%	7.18%	7.29%
Fixed Income Fund Seeks current income to extent consistent with maintenance of liquidity, investment quality and stability of capital	MoA Money Market Fund Adviser: Mutual of America Capital Management LLC	0.22%	4.99%	1.67%	1.06%
Fixed Income Fund Primary investment objective is to produce a high level of current income with secondary investment objective to preserve shareholders’ capital	MoA Intermediate Bond Fund Adviser: Mutual of America Capital Management LLC	0.46%	4.62%	1.06%	1.55%
Fixed Income Fund Seeks current income, with preservation of shareholders’ capital a secondary objective	MoA Core Bond Fund Adviser: Mutual of America Capital Management LLC	0.44%	5.03%	0.46%	1.72%
Type/Investment Objective	Underlying Fund	Current Expenses[1]	Average Annual Total Returns as of 12/31/23
			1 year	5 year	10 year	Life of Fund
Fixed Income Seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements	PIMCO Variable Insurance Trust Real Return Portfolio Adviser: Pacific Investment Management Company LLC	0.69%	3.83%	3.31%	2.40%
Fixed Income Fund Seeks to track the performance of a broad, market-weighted bond index	Vanguard Variable Insurance Fund Total Bond Market Index Portfolio® Adviser: The Vanguard Group, Inc.	0.14%	5.58%	1.04%	1.71%
Balanced Fund Seeks capital appreciation and current income by investing in a diversified portfolio of common stocks, debt securities and money market instruments	MoA Balanced Fund Adviser: Mutual of America Capital Management LLC	0.53%	15.07%	9.49%	7.44%
Balanced Fund Seeks to obtain high total return with reduced risk over the long term by allocating Fund assets among stocks, bonds, and short-term instruments	Fidelity VIP Asset Manager Portfolio Adviser: Fidelity Management & Research Company LLC (FMR) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers.	0.53%	12.94%	7.48%	5.40%
Type/Investment Objective	Underlying Fund	Current Expenses[1]	Average Annual Total Returns as of 12/31/23
			1 year	5 year	10 year	Life of Fund
Balanced Fund Seeks to achieve competitive total return through actively managed portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity	Calvert VP SRI Balanced Portfolio Adviser: Calvert Research and Management	0.65%	16.82%	10.27%	7.46%
Balanced Fund Seeks current income and, to a lesser extent, capital appreciation	MoA Conservative Allocation Fund Adviser: Mutual of America Capital Management LLC	0.46%	11.22%	5.52%	4.49%
Balanced Fund Seeks capital appreciation and current income	MoA Moderate Allocation Fund Adviser: Mutual of America Capital Management LLC	0.33%	15.34%	8.57%	6.50%
Balanced Fund Seeks capital appreciation and, to a lesser extent, current income	MoA Aggressive Allocation Fund Adviser: Mutual of America Capital Management LLC	0.35%	17.52%	10.45%	7.48%
Balanced Funds Seeks current income consistent with preservation of capital and, to a lesser extent, capital appreciation	MoA Retirement Income Fund Adviser: Mutual of America Capital Management LLC	0.50%	9.91%	4.45%	3.88%
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	MoA Clear Passage 2015 Fund Adviser: Mutual of America Capital Management LLC	0.55%	10.55%	5.39%	4.62%
Type/Investment Objective	Underlying Fund	Current Expenses[1]	Average Annual Total Returns as of 12/31/23
			1 year	5 year	10 year	Life of Fund
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	MoA Clear Passage 2020 Fund Adviser: Mutual of America Capital Management LLC	0.44%	11.83%	6.48%	5.36%
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	MoA Clear Passage 2025 Fund Adviser: Mutual of America Capital Management LLC	0.40%	13.59%	7.75%	6.20%
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	MoA Clear Passage 2030 Fund Adviser: Mutual of America Capital Management LLC	0.38%	15.25%	9.21%	7.03%
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	MoA Clear Passage 2035 Fund Adviser: Mutual of America Capital Management LLC	0.35%	17.26%	10.28%	7.59%
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	MoA Clear Passage 2040 Fund Adviser: Mutual of America Capital Management LLC	0.33%	18.87%	11.19%	7.92%
Type/Investment Objective	Underlying Fund	Current Expenses[1]	Average Annual Total Returns as of 12/31/23
			1 year	5 year	10 year	Life of Fund
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	MoA Clear Passage 2045 Fund Adviser: Mutual of America Capital Management LLC	0.32%	19.64%	11.43%	7.98%
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	MoA Clear Passage 2050 Fund Adviser: Mutual of America Capital Management LLC	0.33%	19.94%	11.55%	8.19%
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	MoA Clear Passage 2055 Fund Adviser: Mutual of America Capital Management LLC	0.36%	19.98%	11.65%		9.57%[4]
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	MoA Clear Passage 2060 Fund Adviser: Mutual of America Capital Management LLC	0.39%	20.19%	11.84%		8.48%[5]
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	MoA Clear Passage 2065 Fund Adviser: Mutual of America Capital Management LLC	0.28%	20.50%			11.82%[6]
*“Standard & Poor’s,” “S&P,” “S&P 500”, “S&P MidCap 400” and “S&P SmallCap 600” are trademarks of Standard & Poor’s Financial Services LLC, a subsidiary of The McGraw-Hill Companies, Inc. and have been licensed for use by Mutual of America Investment Corporation’s Adviser. Standard & Poor’s does not sponsor, endorse, sell or promote the Equity Index Fund, All America Fund, Small Cap Equity Index Fund or Mid-Cap Equity Index Fund. It has no obligation or liability for the sale or operation of the Funds and makes no representations as to the advisability of investing in the Funds.[1]The reported expense ratio for the following funds is net of fee waivers that may not continue: all MoA Funds, LVIP American Century Capital Appreciation Fund, American Funds Insurance Series New World Fund, all Goldman Sachs VIT Funds, Invesco V.I. Main Street Fund, MFS VIT III Mid Cap Value Portfolio, T. Rowe Price Blue Chip Growth Portfolio and Victory RS Small Cap Growth Equity VIP Series, Refer to the prospectuses of the Underlying Funds for more information.[2]Since inception date July 2, 2018.[3]Since inception date September 22, 2017.[4]Since inception date October 1, 2016.[5]Since inception date July 2, 2018.[6]Since inception date August 3, 2020.
Prospectuses Available [Text Block]	The following is a list of Underlying Funds available under the Contracts. More information about the Underlying Funds is available in the prospectuses for the Underlying Funds, which may be amended from time to time and are available on our website mutualofamerica.com/TDAFunds or you can request this information at no cost by calling 800.574.9267 or by sending an email to mutualofamerica@dfinsolutions.com. The current expenses and performance information below reflects fee and expenses of the Underlying Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
Type/Investment Objective	Underlying Fund	Current Expenses[1]	Average Annual Total Returns as of 12/31/23
			1 year	5 year	10 year	Life of Fund
Equity Fund Seeks investment results that correspond to the investment performance of Standard & Poor’s 500® Composite Stock Price Index (the “S&P 500 Index”*)	MoA Equity Index Fund Adviser: Mutual of America Capital Management LLC	0.13%	26.12%	15.52%	11.86%
Equity Fund Seeks to outperform Russell 3000® Index** by investing in a diversified portfolio of primarily common stocks	MoA All America Fund Adviser: Mutual of America Capital Management LLC	0.52%	20.33%	13.53%	9.86%
Equity Fund Seeks capital appreciation	MoA Small Cap Value Fund Adviser: Mutual of America Capital Management LLC	0.83%	9.59%	8.37%	5.38%
Equity Fund Seeks capital appreciation	MoA Small Cap Growth Fund Adviser: Mutual of America Capital Management LLC	0.83%	15.63%	10.65%	7.20%
Equity Fund Seeks investment results that correspond to investment performance of S&P SmallCap 600® Index*	MoA Small Cap Equity Index Fund Adviser: Mutual of America Capital Management LLC	0.15%	15.87%	10.69%		6.12%[2]
Type/Investment Objective	Underlying Fund	Current Expenses[1]	Average Annual Total Returns as of 12/31/23
			1 year	5 year	10 year	Life of Fund
Equity Fund Seeks capital appreciation and, to a lesser extent, current income	MoA Mid Cap Value Fund Adviser: Mutual of America Capital Management LLC	0.73%	6.96%	10.89%	7.79%
Equity Fund Seeks investment results that correspond to investment performance of S&P MidCap 400® Index*	MoA Mid Cap Equity Index Fund Adviser: Mutual of America Capital Management LLC	0.14%	16.25%	12.44%	9.09%
Equity Fund Seeks capital appreciation	MoA International Fund Adviser: Mutual of America Capital Management LLC	0.31%	19.55%	8.96%	4.63%
Equity Fund Seeks capital growth	LVIP American Century Capital Appreciation Fund Adviser: Lincoln Financial Investments Corporation SubAdviser: American Century Investment Management, Inc.	0.57%	21.14%	13.64%		10.99%[3]
Equity Fund Seeks long-term capital appreciation	American Funds Insurance Series New World Fund Adviser: Capital Research and Management Company	0.57%	16.22%	8.90%	4.95%
Equity Fund Seeks capital appreciation	Macquarie VIP® Small Cap Value Series Adviser: Delaware Management Company	0.78%	9.45%	10.21%	7.06%
Equity Fund Seeks to provide long-term growth of capital	DWS Capital Growth VIP Adviser: DWS Investment Management Americas, Inc.	0.49%	38.57%	17.58%	13.58%
Type/Investment Objective	Underlying Fund	Current Expenses[1]	Average Annual Total Returns as of 12/31/23
			1 year	5 year	10 year	Life of Fund
Equity Fund Seeks reasonable income and will also consider potential for capital appreciation. Fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index	Fidelity VIP Equity-Income Portfolio Adviser: Fidelity Management & Research Company LLC (FMR) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers.	0.47%	10.65%	12.30%	8.58%
Equity Fund Seeks long-term capital appreciation	Fidelity VIP Contrafund® Portfolio Adviser: Fidelity Management & Research Company LLC (FMR) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers.	0.56%	33.45%	16.65%	11.61%
Equity Fund Seeks long-term growth of capital	Fidelity VIP Mid Cap Portfolio Adviser: Fidelity Management & Research Company LLC (FMR) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers.	0.57%	15.08%	12.45%	8.12%
Equity Fund Seeks long-term growth of capital	Goldman Sachs VIT Small Cap Equity Insights Fund Adviser: Goldman Sachs Asset Management, L.P.	0.82%	19.28%	10.04%	7.80%
Equity Fund Seeks long-term growth of capital and dividend income	Goldman Sachs VIT US Equity Insights Fund Adviser: Goldman Sachs Asset Management, L.P.	0.56%	23.81%	13.60%	10.97%
Type/Investment Objective	Underlying Fund	Current Expenses[1]	Average Annual Total Returns as of 12/31/23
			1 year	5 year	10 year	Life of Fund
Equity Fund Seeks capital appreciation	Invesco V.I. Main Street Fund® Adviser: Invesco Advisers, Inc.	0.80%	23.22%	13.57%	10.02%
Equity Fund Seeks capital appreciation	MFS® VIT III Mid Cap Value Portfolio Adviser: MFS	0.79%	12.73%	12.90%	8.73%
Equity Fund Seeks long-term growth of capital by investing primarily in securities of companies that meet Fund’s environmental, social and governance (ESG) criteria	Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio Adviser: Neuberger Berman Investment Advisers LLC	0.90%	26.90%	13.97%	9.99%
Equity Fund Seeks to provide long-term capital growth with income as secondary objective	T. Rowe Price Blue Chip Growth Portfolio Adviser: T. Rowe Price Associates, Inc.	0.75%	49.29%	13.50%	12.31%
Equity Fund Seeks to provide long-term capital appreciation and income	Vanguard Variable Insurance Fund Diversified Value Portfolio® Advisers: Lazard Asset Management LLC and Hotchkis and Wiley Capital Management, LLC	0.29%	20.13%	14.28%	9.27%
Equity Fund Seeks to provide long-term capital appreciation	Vanguard Variable Insurance Fund International Portfolio® Advisers: Baillie Gifford Overseas Ltd. And Schroder Investment Management North America Inc.	0.33%	14.65%	10.28%	6.80%
Equity Fund Seeks to provide long-term capital growth	Victory RS Small Cap Growth Equity VIP Series Adviser: Victory Capital Management Inc.	0.88%	20.40%	5.63%	6.48%
Type/Investment Objective	Underlying Fund	Current Expenses[1]	Average Annual Total Returns as of 12/31/23
			1 year	5 year	10 year	Life of Fund
Real Estate Fund Seeks to provide a high level of income and moderate long-term capital appreciation by tracking performance of a benchmark index that measures performance of publicly traded equity REITs and other real estate-related investments	Vanguard Variable Insurance Fund Real Estate Index Portfolio® Adviser: The Vanguard Group, Inc.	0.26%	11.70%	7.18%	7.29%
Fixed Income Fund Seeks current income to extent consistent with maintenance of liquidity, investment quality and stability of capital	MoA Money Market Fund Adviser: Mutual of America Capital Management LLC	0.22%	4.99%	1.67%	1.06%
Fixed Income Fund Primary investment objective is to produce a high level of current income with secondary investment objective to preserve shareholders’ capital	MoA Intermediate Bond Fund Adviser: Mutual of America Capital Management LLC	0.46%	4.62%	1.06%	1.55%
Fixed Income Fund Seeks current income, with preservation of shareholders’ capital a secondary objective	MoA Core Bond Fund Adviser: Mutual of America Capital Management LLC	0.44%	5.03%	0.46%	1.72%
Type/Investment Objective	Underlying Fund	Current Expenses[1]	Average Annual Total Returns as of 12/31/23
			1 year	5 year	10 year	Life of Fund
Fixed Income Seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements	PIMCO Variable Insurance Trust Real Return Portfolio Adviser: Pacific Investment Management Company LLC	0.69%	3.83%	3.31%	2.40%
Fixed Income Fund Seeks to track the performance of a broad, market-weighted bond index	Vanguard Variable Insurance Fund Total Bond Market Index Portfolio® Adviser: The Vanguard Group, Inc.	0.14%	5.58%	1.04%	1.71%
Balanced Fund Seeks capital appreciation and current income by investing in a diversified portfolio of common stocks, debt securities and money market instruments	MoA Balanced Fund Adviser: Mutual of America Capital Management LLC	0.53%	15.07%	9.49%	7.44%
Balanced Fund Seeks to obtain high total return with reduced risk over the long term by allocating Fund assets among stocks, bonds, and short-term instruments	Fidelity VIP Asset Manager Portfolio Adviser: Fidelity Management & Research Company LLC (FMR) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers.	0.53%	12.94%	7.48%	5.40%
Type/Investment Objective	Underlying Fund	Current Expenses[1]	Average Annual Total Returns as of 12/31/23
			1 year	5 year	10 year	Life of Fund
Balanced Fund Seeks to achieve competitive total return through actively managed portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity	Calvert VP SRI Balanced Portfolio Adviser: Calvert Research and Management	0.65%	16.82%	10.27%	7.46%
Balanced Fund Seeks current income and, to a lesser extent, capital appreciation	MoA Conservative Allocation Fund Adviser: Mutual of America Capital Management LLC	0.46%	11.22%	5.52%	4.49%
Balanced Fund Seeks capital appreciation and current income	MoA Moderate Allocation Fund Adviser: Mutual of America Capital Management LLC	0.33%	15.34%	8.57%	6.50%
Balanced Fund Seeks capital appreciation and, to a lesser extent, current income	MoA Aggressive Allocation Fund Adviser: Mutual of America Capital Management LLC	0.35%	17.52%	10.45%	7.48%
Balanced Funds Seeks current income consistent with preservation of capital and, to a lesser extent, capital appreciation	MoA Retirement Income Fund Adviser: Mutual of America Capital Management LLC	0.50%	9.91%	4.45%	3.88%
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	MoA Clear Passage 2015 Fund Adviser: Mutual of America Capital Management LLC	0.55%	10.55%	5.39%	4.62%
Type/Investment Objective	Underlying Fund	Current Expenses[1]	Average Annual Total Returns as of 12/31/23
			1 year	5 year	10 year	Life of Fund
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	MoA Clear Passage 2020 Fund Adviser: Mutual of America Capital Management LLC	0.44%	11.83%	6.48%	5.36%
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	MoA Clear Passage 2025 Fund Adviser: Mutual of America Capital Management LLC	0.40%	13.59%	7.75%	6.20%
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	MoA Clear Passage 2030 Fund Adviser: Mutual of America Capital Management LLC	0.38%	15.25%	9.21%	7.03%
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	MoA Clear Passage 2035 Fund Adviser: Mutual of America Capital Management LLC	0.35%	17.26%	10.28%	7.59%
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	MoA Clear Passage 2040 Fund Adviser: Mutual of America Capital Management LLC	0.33%	18.87%	11.19%	7.92%
Type/Investment Objective	Underlying Fund	Current Expenses[1]	Average Annual Total Returns as of 12/31/23
			1 year	5 year	10 year	Life of Fund
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	MoA Clear Passage 2045 Fund Adviser: Mutual of America Capital Management LLC	0.32%	19.64%	11.43%	7.98%
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	MoA Clear Passage 2050 Fund Adviser: Mutual of America Capital Management LLC	0.33%	19.94%	11.55%	8.19%
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	MoA Clear Passage 2055 Fund Adviser: Mutual of America Capital Management LLC	0.36%	19.98%	11.65%		9.57%[4]
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	MoA Clear Passage 2060 Fund Adviser: Mutual of America Capital Management LLC	0.39%	20.19%	11.84%		8.48%[5]
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	MoA Clear Passage 2065 Fund Adviser: Mutual of America Capital Management LLC	0.28%	20.50%			11.82%[6]
*“Standard & Poor’s,” “S&P,” “S&P 500”, “S&P MidCap 400” and “S&P SmallCap 600” are trademarks of Standard & Poor’s Financial Services LLC, a subsidiary of The McGraw-Hill Companies, Inc. and have been licensed for use by Mutual of America Investment Corporation’s Adviser. Standard & Poor’s does not sponsor, endorse, sell or promote the Equity Index Fund, All America Fund, Small Cap Equity Index Fund or Mid-Cap Equity Index Fund. It has no obligation or liability for the sale or operation of the Funds and makes no representations as to the advisability of investing in the Funds.[1]The reported expense ratio for the following funds is net of fee waivers that may not continue: all MoA Funds, LVIP American Century Capital Appreciation Fund, American Funds Insurance Series New World Fund, all Goldman Sachs VIT Funds, Invesco V.I. Main Street Fund, MFS VIT III Mid Cap Value Portfolio, T. Rowe Price Blue Chip Growth Portfolio and Victory RS Small Cap Growth Equity VIP Series, Refer to the prospectuses of the Underlying Funds for more information.[2]Since inception date July 2, 2018.[3]Since inception date September 22, 2017.[4]Since inception date October 1, 2016.[5]Since inception date July 2, 2018.[6]Since inception date August 3, 2020.
Temporary Fee Reductions, Current Expenses [Text Block]	The reported expense ratio for the following funds is net of fee waivers that may not continue: all MoA Funds, LVIP American Century Capital Appreciation Fund, American Funds Insurance Series New World Fund, all Goldman Sachs VIT Funds, Invesco V.I. Main Street Fund, MFS VIT III Mid Cap Value Portfolio, T. Rowe Price Blue Chip Growth Portfolio and Victory RS Small Cap Growth Equity VIP Series, Refer to the prospectuses of the Underlying Funds for more information.
Tax-Deferred Annuity Plan, Voluntary Employee Contribution Contracts | InvestmentRiskMember
Prospectus:
Principal Risk [Text Block]	Investment Risk You bear the risk of any decline in the Contract Value caused by the performance of the Underlying Funds held by the Subaccounts. The Underlying Funds may not achieve their investment objectives, and your Account Value allocated to any of the Subaccounts may decline in value, perhaps significantly. Each Underlying Fund may have its own unique risks and the risk of loss varies with each Underlying Fund. The investment risks are described in the prospectuses for the Funds.
Tax-Deferred Annuity Plan, Voluntary Employee Contribution Contracts | GeneralAccountRiskMember
Prospectus:
Principal Risk [Text Block]	General Account Risk With respect to Account Value you have allocated to the General Account, your investment is subject to the risks related to the claims-paying ability of Mutual of America. If Mutual of America experiences financial distress, it may not be able to meet its obligations with respect to Account Value allocated to the General Account. More information about Mutual of America, including its financial strength ratings, is available upon request from Mutual of America.
Tax-Deferred Annuity Plan, Voluntary Employee Contribution Contracts | LoansRiskMember
Prospectus:
Principal Risk [Text Block]	Loans Amounts borrowed in a Collateralized Loan do not participate in the Subaccount investment experience. Loans, therefore, can affect the Account Value and death benefit whether or not the loan is repaid. Death benefit proceeds payable will be reduced by the amount of any outstanding Contract loan plus accrued interest. A deemed distribution due to your default on a loan may be subject to taxes and tax penalties.
Tax-Deferred Annuity Plan, Voluntary Employee Contribution Contracts | TaxConsequencesMember
Prospectus:
Principal Risk [Text Block]	Tax Consequences Except for Designated Roth Accounts, withdrawals are generally taxable, and prior to age 59½ a tax penalty may apply. In addition, even if the Contract is held for years before any withdrawal is made, withdrawals are taxable as ordinary income rather than capital gains. Different rules apply for Designated Roth Accounts.
Tax-Deferred Annuity Plan, Voluntary Employee Contribution Contracts | BusinessDisruptionandCybersecurityRisksMember
Prospectus:
Principal Risk [Text Block]	Business Disruption and Cybersecurity Risks We rely heavily on interconnected computer systems and digital data to conduct our business activities. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential Participant information. Such systems failures and cyberattacks affecting us, the Underlying Funds, intermediaries and other affiliated or third party service providers may adversely affect us and your Account Value. For instance, systems failures and cyberattacks may interfere with our processing of Contract transactions, including the processing of orders from our website or with the Underlying Funds, impact our ability to calculate accumulation unit values and Participant Account Value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the Underlying Funds to lose value. In addition, the risk of cyberattacks may be higher during periods of geopolitical turmoil. There can be no assurance that we or the Underlying Funds or our service providers will avoid losses affecting your Account Value due to cyberattacks or information security breaches in the future. We are also exposed to risks related to natural and man-made disasters and catastrophes, such as, but not limited to, storms, fires, floods, earthquakes, epidemics, pandemics, malicious acts, and terrorist acts, which could adversely affect our ability to conduct business. A natural or man-made disaster or catastrophe, including a pandemic (such as the coronavirus COVID-19), could affect the ability, or willingness, of our workforce and employees of service providers and third party administrators to perform their job responsibilities. Catastrophic events may negatively affect the computer and other systems on which we rely and may interfere with our processing of Contract-related transactions, including processing of orders from Participants and orders with the Underlying Funds, impact our ability to calculate Account Value, or have other possible negative impacts. These events may also impact the issuers of securities in which the Underlying Funds invest, which may cause the Underlying Funds to lose value. There can be no assurance that we, the Underlying Funds or our service providers will avoid losses affecting your Account Value due to a natural disaster or catastrophe.
Tax-Deferred Annuity Plan, Voluntary Employee Contribution Contracts | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You can lose money by investing in this Contract, including loss of principal.
Principal Risk [Text Block]	Contract Risks You can lose money in a variable annuity, including potential loss of your original investment. The value of your investment and any returns will depend on the performance of the Underlying Funds you have selected. The Contracts are designed for Participants with a long investment time horizon. They are not intended for those who may need to make early or frequent withdrawals or intend to engage in frequent trading in the Underlying Funds. Your ability to make withdrawals while you are an active participant in a Plan will be limited. The Contract is not suitable as a short-term investment.
Tax-Deferred Annuity Plan, Voluntary Employee Contribution Contracts | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.In particular:•Tax deferral is more beneficial to Participants with a long-term time horizon.•Withdrawals are subject to ordinary income tax and may be subject to tax penalties.•The Contract is not intended for those who may need to make early or frequent withdrawals or intend to engage in frequent trading in the Underlying Funds.
Tax-Deferred Annuity Plan, Voluntary Employee Contribution Contracts | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	An investment in the Contract is subject to the risk of poor investment performance, and can vary, depending on the performance of the Underlying Funds. Each investment option available under the Contract, including the General Account, will have its own unique risks. You should review these Investment Alternatives before making an investment decision.
Tax-Deferred Annuity Plan, Voluntary Employee Contribution Contracts | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	An investment in the Contract is subject to the risks related to Mutual of America Life Insurance Company, including that any obligations (including under the General Account), guarantees, and benefits of the Contract are subject to the claims paying ability of Mutual of America. More information about Mutual of America, including its financial strength ratings, is available upon request from Mutual of America by calling our toll-free number, 800.468.3785 or by visiting our website at mutualofamerica.com.
Tax-Deferred Annuity Plan, Voluntary Employee Contribution Contracts | MoAEquityIndexFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity FundSeeks investment results that correspond to the investment performance of Standard & Poor’s 500® Composite Stock Price Index (the “S&P 500 Index”*)
Portfolio Company Name [Text Block]	MoA Equity Index Fund
Portfolio Company Adviser [Text Block]	Mutual of America Capital Management LLC
Current Expenses [Percent]	0.13%
Average Annual Total Returns, 1 Year [Percent]	26.12%
Average Annual Total Returns, 5 Years [Percent]	15.52%
Average Annual Total Returns, 10 Years [Percent]	11.86%
Tax-Deferred Annuity Plan, Voluntary Employee Contribution Contracts | MoAAllAmericaFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity FundSeeks to outperform Russell 3000® Index** by investing in a diversified portfolio of primarily common stocks
Portfolio Company Name [Text Block]	MoA All America Fund
Portfolio Company Adviser [Text Block]	Mutual of America Capital Management LLC
Current Expenses [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	20.33%
Average Annual Total Returns, 5 Years [Percent]	13.53%
Average Annual Total Returns, 10 Years [Percent]	9.86%
Tax-Deferred Annuity Plan, Voluntary Employee Contribution Contracts | MoASmallCapValueFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity FundSeeks capital appreciation
Portfolio Company Name [Text Block]	MoA Small Cap Value Fund
Portfolio Company Adviser [Text Block]	Mutual of America Capital Management LLC
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	9.59%
Average Annual Total Returns, 5 Years [Percent]	8.37%
Average Annual Total Returns, 10 Years [Percent]	5.38%
Tax-Deferred Annuity Plan, Voluntary Employee Contribution Contracts | MoASmallCapGrowthFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity FundSeeks capital appreciation
Portfolio Company Name [Text Block]	MoA Small Cap Growth Fund
Portfolio Company Adviser [Text Block]	Mutual of America Capital Management LLC
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	15.63%
Average Annual Total Returns, 5 Years [Percent]	10.65%
Average Annual Total Returns, 10 Years [Percent]	7.20%
Tax-Deferred Annuity Plan, Voluntary Employee Contribution Contracts | MoASmallCapEquityIndexFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity FundSeeks investment results that correspond to investment performance of S&P SmallCap 600® Index
Portfolio Company Name [Text Block]	MoA Small Cap Equity Index Fund
Portfolio Company Adviser [Text Block]	Mutual of America Capital Management LLC
Current Expenses [Percent]	0.15%
Average Annual Total Returns, 1 Year [Percent]	15.87%
Average Annual Total Returns, 5 Years [Percent]	10.69%
Tax-Deferred Annuity Plan, Voluntary Employee Contribution Contracts | MoAMidCapValueFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity FundSeeks capital appreciation and, to a lesser extent, current income
Portfolio Company Name [Text Block]	MoA Mid Cap Value Fund
Portfolio Company Adviser [Text Block]	Mutual of America Capital Management LLC
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	6.96%
Average Annual Total Returns, 5 Years [Percent]	10.89%
Average Annual Total Returns, 10 Years [Percent]	7.79%
Tax-Deferred Annuity Plan, Voluntary Employee Contribution Contracts | MoAMidCapEquityIndexFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity FundSeeks investment results that correspond to investment performance of S&P MidCap 400® Index*
Portfolio Company Name [Text Block]	MoA Mid Cap Equity Index Fund
Portfolio Company Adviser [Text Block]	Mutual of America Capital Management LLC
Current Expenses [Percent]	0.14%
Average Annual Total Returns, 1 Year [Percent]	16.25%
Average Annual Total Returns, 5 Years [Percent]	12.44%
Average Annual Total Returns, 10 Years [Percent]	9.09%
Tax-Deferred Annuity Plan, Voluntary Employee Contribution Contracts | MoAInternationalFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity FundSeeks capital appreciation
Portfolio Company Name [Text Block]	MoA International Fund
Portfolio Company Adviser [Text Block]	Mutual of America Capital Management LLC
Current Expenses [Percent]	0.31%
Average Annual Total Returns, 1 Year [Percent]	19.55%
Average Annual Total Returns, 5 Years [Percent]	8.96%
Average Annual Total Returns, 10 Years [Percent]	4.63%
Tax-Deferred Annuity Plan, Voluntary Employee Contribution Contracts | LVIPAmericanCenturyCapitalAppreciationFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity FundSeeks capital growth
Portfolio Company Name [Text Block]	LVIP American Century Capital Appreciation Fund
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	21.14%
Average Annual Total Returns, 5 Years [Percent]	13.64%
Tax-Deferred Annuity Plan, Voluntary Employee Contribution Contracts | AmericanFundsInsuranceSeriesNewWorldFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity FundSeeks long-term capital appreciation
Portfolio Company Name [Text Block]	American Funds Insurance Series New World Fund
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	16.22%
Average Annual Total Returns, 5 Years [Percent]	8.90%
Average Annual Total Returns, 10 Years [Percent]	4.95%
Tax-Deferred Annuity Plan, Voluntary Employee Contribution Contracts | MacquarieVIPSmallCapValueSeriesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity FundSeeks capital appreciation
Portfolio Company Name [Text Block]	Macquarie VIP® Small Cap Value Series
Portfolio Company Adviser [Text Block]	Delaware Management Company
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	9.45%
Average Annual Total Returns, 5 Years [Percent]	10.21%
Average Annual Total Returns, 10 Years [Percent]	7.06%
Tax-Deferred Annuity Plan, Voluntary Employee Contribution Contracts | DWSCapitalGrowthVIPMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity FundSeeks to provide long-term growth of capital
Portfolio Company Name [Text Block]	DWS Capital Growth VIP
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas, Inc.
Current Expenses [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	38.57%
Average Annual Total Returns, 5 Years [Percent]	17.58%
Average Annual Total Returns, 10 Years [Percent]	13.58%
Tax-Deferred Annuity Plan, Voluntary Employee Contribution Contracts | FidelityVIPEquityIncomePortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity FundSeeks reasonable income and will also consider potential for capital appreciation. Fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index
Portfolio Company Name [Text Block]	Fidelity VIP Equity-Income Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers.
Current Expenses [Percent]	0.47%
Average Annual Total Returns, 1 Year [Percent]	10.65%
Average Annual Total Returns, 5 Years [Percent]	12.30%
Average Annual Total Returns, 10 Years [Percent]	8.58%
Tax-Deferred Annuity Plan, Voluntary Employee Contribution Contracts | FidelityVIPContrafundPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity FundSeeks long-term capital appreciation
Portfolio Company Name [Text Block]	Fidelity VIP Contrafund®Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers.
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	33.45%
Average Annual Total Returns, 5 Years [Percent]	16.65%
Average Annual Total Returns, 10 Years [Percent]	11.61%
Tax-Deferred Annuity Plan, Voluntary Employee Contribution Contracts | FidelityVIPMidCapPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity FundSeeks long-term growth of capital
Portfolio Company Name [Text Block]	Fidelity VIP Mid Cap Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers.
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	15.08%
Average Annual Total Returns, 5 Years [Percent]	12.45%
Average Annual Total Returns, 10 Years [Percent]	8.12%
Tax-Deferred Annuity Plan, Voluntary Employee Contribution Contracts | GoldmanSachsVITSmallCapEquityInsightsFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity FundSeeks long-term growth of capital
Portfolio Company Name [Text Block]	Goldman Sachs VIT Small Cap Equity Insights Fund
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	19.28%
Average Annual Total Returns, 5 Years [Percent]	10.04%
Average Annual Total Returns, 10 Years [Percent]	7.80%
Tax-Deferred Annuity Plan, Voluntary Employee Contribution Contracts | GoldmanSachsVITUSEquityInsightsFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity FundSeeks long-term growth of capital and dividend income
Portfolio Company Name [Text Block]	Goldman Sachs VIT US Equity Insights Fund
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	23.81%
Average Annual Total Returns, 5 Years [Percent]	13.60%
Average Annual Total Returns, 10 Years [Percent]	10.97%
Tax-Deferred Annuity Plan, Voluntary Employee Contribution Contracts | InvescoVIMainStreetFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity FundSeeks capital appreciation
Portfolio Company Name [Text Block]	Invesco V.I. Main Street Fund®
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	23.22%
Average Annual Total Returns, 5 Years [Percent]	13.57%
Average Annual Total Returns, 10 Years [Percent]	10.02%
Tax-Deferred Annuity Plan, Voluntary Employee Contribution Contracts | MFSVITIIIMidCapValuePortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity FundSeeks capital appreciation
Portfolio Company Name [Text Block]	MFS® VIT III Mid Cap Value Portfolio
Portfolio Company Adviser [Text Block]	MFS
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	12.73%
Average Annual Total Returns, 5 Years [Percent]	12.90%
Average Annual Total Returns, 10 Years [Percent]	8.73%
Tax-Deferred Annuity Plan, Voluntary Employee Contribution Contracts | NeubergerBermanAdvisersManagementTrustSustainableEquityPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity FundSeeks long-term growth of capital by investing primarily in securities of companies that meet Fund’s environmental, social and governance (ESG) criteria
Portfolio Company Name [Text Block]	Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	26.90%
Average Annual Total Returns, 5 Years [Percent]	13.97%
Average Annual Total Returns, 10 Years [Percent]	9.99%
Tax-Deferred Annuity Plan, Voluntary Employee Contribution Contracts | TRowePriceBlueChipGrowthPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity FundSeeks to provide long-term capital growth with income as secondary objective
Portfolio Company Name [Text Block]	T. Rowe Price Blue Chip Growth Portfolio
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	49.29%
Average Annual Total Returns, 5 Years [Percent]	13.50%
Average Annual Total Returns, 10 Years [Percent]	12.31%
Tax-Deferred Annuity Plan, Voluntary Employee Contribution Contracts | VanguardVariableInsuranceFundDiversifiedValuePortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity FundSeeks to provide long-term capital appreciation and income
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund Diversified Value Portfolio®
Portfolio Company Adviser [Text Block]	Lazard Asset Management LLC and Hotchkis and Wiley Capital Management, LLC
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	20.13%
Average Annual Total Returns, 5 Years [Percent]	14.28%
Average Annual Total Returns, 10 Years [Percent]	9.27%
Tax-Deferred Annuity Plan, Voluntary Employee Contribution Contracts | VanguardVariableInsuranceFundInternationalPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity FundSeeks to provide long-term capital appreciation
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund International Portfolio®
Portfolio Company Adviser [Text Block]	Baillie Gifford Overseas Ltd. And Schroder Investment Management North America Inc.
Current Expenses [Percent]	0.33%
Average Annual Total Returns, 1 Year [Percent]	14.65%
Average Annual Total Returns, 5 Years [Percent]	10.28%
Average Annual Total Returns, 10 Years [Percent]	6.80%
Tax-Deferred Annuity Plan, Voluntary Employee Contribution Contracts | VictoryRSSmallCapGrowthEquityVIPSeriesMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity FundSeeks to provide long-term capital growth
Portfolio Company Name [Text Block]	Victory RS Small Cap Growth Equity VIP Series
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	20.40%
Average Annual Total Returns, 5 Years [Percent]	5.63%
Average Annual Total Returns, 10 Years [Percent]	6.48%
Tax-Deferred Annuity Plan, Voluntary Employee Contribution Contracts | VanguardVariableInsuranceFundRealEstateIndexPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Real Estate FundSeeks to provide a high level of income and moderate long-term capital appreciation by tracking performance of a benchmark index that measures performance of publicly traded equity REITs and other real estate-related investments
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund Real Estate Index Portfolio®
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.26%
Average Annual Total Returns, 1 Year [Percent]	11.70%
Average Annual Total Returns, 5 Years [Percent]	7.18%
Average Annual Total Returns, 10 Years [Percent]	7.29%
Tax-Deferred Annuity Plan, Voluntary Employee Contribution Contracts | MoAMoneyMarketFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income FundSeeks current income to extent consistent with maintenance of liquidity, investment quality and stability of capital
Portfolio Company Name [Text Block]	MoA Money Market Fund
Portfolio Company Adviser [Text Block]	Mutual of America Capital Management LLC
Current Expenses [Percent]	0.22%
Average Annual Total Returns, 1 Year [Percent]	4.99%
Average Annual Total Returns, 5 Years [Percent]	1.67%
Average Annual Total Returns, 10 Years [Percent]	1.06%
Tax-Deferred Annuity Plan, Voluntary Employee Contribution Contracts | MoAIntermediateBondFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income FundPrimary investment objective is to produce a high level of current income with secondary investment objective to preserve shareholders’ capital
Portfolio Company Name [Text Block]	MoA Intermediate Bond Fund
Portfolio Company Adviser [Text Block]	Mutual of America Capital Management LLC
Current Expenses [Percent]	0.46%
Average Annual Total Returns, 1 Year [Percent]	4.62%
Average Annual Total Returns, 5 Years [Percent]	1.06%
Average Annual Total Returns, 10 Years [Percent]	1.55%
Tax-Deferred Annuity Plan, Voluntary Employee Contribution Contracts | MoACoreBondFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income FundSeeks current income, with preservation of shareholders’ capital a secondary objective
Portfolio Company Name [Text Block]	MoA Core Bond Fund
Portfolio Company Adviser [Text Block]	Mutual of America Capital Management LLC
Current Expenses [Percent]	0.44%
Average Annual Total Returns, 1 Year [Percent]	5.03%
Average Annual Total Returns, 5 Years [Percent]	0.46%
Average Annual Total Returns, 10 Years [Percent]	1.72%
Tax-Deferred Annuity Plan, Voluntary Employee Contribution Contracts | PIMCOVariableInsuranceTrustRealReturnPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed IncomeSeeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust Real Return Portfolio
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	3.83%
Average Annual Total Returns, 5 Years [Percent]	3.31%
Average Annual Total Returns, 10 Years [Percent]	2.40%
Tax-Deferred Annuity Plan, Voluntary Employee Contribution Contracts | VanguardVariableInsuranceFundTotalBondMarketIndexPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income FundSeeks to track the performance of a broad, market-weighted bond index
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund Total Bond Market Index Portfolio®
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.14%
Average Annual Total Returns, 1 Year [Percent]	5.58%
Average Annual Total Returns, 5 Years [Percent]	1.04%
Average Annual Total Returns, 10 Years [Percent]	1.71%
Tax-Deferred Annuity Plan, Voluntary Employee Contribution Contracts | MoABalancedFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Balanced FundSeeks capital appreciation and current income by investing in a diversified portfolio of common stocks, debt securities and money market instruments
Portfolio Company Name [Text Block]	MoA Balanced Fund
Portfolio Company Adviser [Text Block]	Mutual of America Capital Management LLC
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	15.07%
Average Annual Total Returns, 5 Years [Percent]	9.49%
Average Annual Total Returns, 10 Years [Percent]	7.44%
Tax-Deferred Annuity Plan, Voluntary Employee Contribution Contracts | FidelityVIPAssetManagerPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Balanced FundSeeks to obtain high total return with reduced risk over the long term by allocating Fund assets among stocks, bonds, and short-term instruments
Portfolio Company Name [Text Block]	Fidelity VIP Asset Manager Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers.
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	12.94%
Average Annual Total Returns, 5 Years [Percent]	7.48%
Average Annual Total Returns, 10 Years [Percent]	5.40%
Tax-Deferred Annuity Plan, Voluntary Employee Contribution Contracts | CalvertVPSRIBalancedPortfolioMember
Prospectus:
Portfolio Company Objective [Text Block]	Balanced FundSeeks to achieve competitive total return through actively managed portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity
Portfolio Company Name [Text Block]	Calvert VP SRI Balanced Portfolio
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	16.82%
Average Annual Total Returns, 5 Years [Percent]	10.27%
Average Annual Total Returns, 10 Years [Percent]	7.46%
Tax-Deferred Annuity Plan, Voluntary Employee Contribution Contracts | MoAConservativeAllocationFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Balanced FundSeeks current income and, to a lesser extent, capital appreciation
Portfolio Company Name [Text Block]	MoA Conservative Allocation Fund
Portfolio Company Adviser [Text Block]	Mutual of America Capital Management LLC
Current Expenses [Percent]	0.46%
Average Annual Total Returns, 1 Year [Percent]	11.22%
Average Annual Total Returns, 5 Years [Percent]	5.52%
Average Annual Total Returns, 10 Years [Percent]	4.49%
Tax-Deferred Annuity Plan, Voluntary Employee Contribution Contracts | MoAModerateAllocationFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Balanced FundSeeks capital appreciation and current income
Portfolio Company Name [Text Block]	MoA Moderate Allocation Fund
Portfolio Company Adviser [Text Block]	Mutual of America Capital Management LLC
Current Expenses [Percent]	0.33%
Average Annual Total Returns, 1 Year [Percent]	15.34%
Average Annual Total Returns, 5 Years [Percent]	8.57%
Average Annual Total Returns, 10 Years [Percent]	6.50%
Tax-Deferred Annuity Plan, Voluntary Employee Contribution Contracts | MoAAggressiveAllocationFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Balanced FundSeeks capital appreciation and, to a lesser extent, current income
Portfolio Company Name [Text Block]	MoA Aggressive Allocation Fund
Portfolio Company Adviser [Text Block]	Mutual of America Capital Management LLC
Current Expenses [Percent]	0.35%
Average Annual Total Returns, 1 Year [Percent]	17.52%
Average Annual Total Returns, 5 Years [Percent]	10.45%
Average Annual Total Returns, 10 Years [Percent]	7.48%
Tax-Deferred Annuity Plan, Voluntary Employee Contribution Contracts | MoARetirementIncomeFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Balanced FundsSeeks current income consistent with preservation of capital and, to a lesser extent, capital appreciation
Portfolio Company Name [Text Block]	MoA Retirement Income Fund
Portfolio Company Adviser [Text Block]	Mutual of America Capital Management LLC
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	9.91%
Average Annual Total Returns, 5 Years [Percent]	4.45%
Average Annual Total Returns, 10 Years [Percent]	3.88%
Tax-Deferred Annuity Plan, Voluntary Employee Contribution Contracts | MoAClearPassage2015FundMember
Prospectus:
Portfolio Company Objective [Text Block]	Balanced FundsSeeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name
Portfolio Company Name [Text Block]	MoA Clear Passage 2015 Fund
Portfolio Company Adviser [Text Block]	Mutual of America Capital Management LLC
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	10.55%
Average Annual Total Returns, 5 Years [Percent]	5.39%
Average Annual Total Returns, 10 Years [Percent]	4.62%
Tax-Deferred Annuity Plan, Voluntary Employee Contribution Contracts | MoAClearPassage2020FundMember
Prospectus:
Portfolio Company Objective [Text Block]	Balanced FundsSeeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name
Portfolio Company Name [Text Block]	MoA Clear Passage 2020 Fund
Portfolio Company Adviser [Text Block]	Mutual of America Capital Management LLC
Current Expenses [Percent]	0.44%
Average Annual Total Returns, 1 Year [Percent]	11.83%
Average Annual Total Returns, 5 Years [Percent]	6.48%
Average Annual Total Returns, 10 Years [Percent]	5.36%
Tax-Deferred Annuity Plan, Voluntary Employee Contribution Contracts | MoAClearPassage2025FundMember
Prospectus:
Portfolio Company Objective [Text Block]	Balanced FundsSeeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name
Portfolio Company Name [Text Block]	MoA Clear Passage 2025 Fund
Portfolio Company Adviser [Text Block]	Mutual of America Capital Management LLC
Current Expenses [Percent]	0.40%
Average Annual Total Returns, 1 Year [Percent]	13.59%
Average Annual Total Returns, 5 Years [Percent]	7.75%
Average Annual Total Returns, 10 Years [Percent]	6.20%
Tax-Deferred Annuity Plan, Voluntary Employee Contribution Contracts | MoAClearPassage2030FundMember
Prospectus:
Portfolio Company Objective [Text Block]	Balanced FundsSeeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name
Portfolio Company Name [Text Block]	MoA Clear Passage 2030 Fund
Portfolio Company Adviser [Text Block]	Mutual of America Capital Management LLC
Current Expenses [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	15.25%
Average Annual Total Returns, 5 Years [Percent]	9.21%
Average Annual Total Returns, 10 Years [Percent]	7.03%
Tax-Deferred Annuity Plan, Voluntary Employee Contribution Contracts | MoAClearPassage2035FundMember
Prospectus:
Portfolio Company Objective [Text Block]	Balanced FundsSeeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name
Portfolio Company Name [Text Block]	MoA Clear Passage 2035 Fund
Portfolio Company Adviser [Text Block]	Mutual of America Capital Management LLC
Current Expenses [Percent]	0.35%
Average Annual Total Returns, 1 Year [Percent]	17.26%
Average Annual Total Returns, 5 Years [Percent]	10.28%
Average Annual Total Returns, 10 Years [Percent]	7.59%
Tax-Deferred Annuity Plan, Voluntary Employee Contribution Contracts | MoAClearPassage2040FundMember
Prospectus:
Portfolio Company Objective [Text Block]	Balanced FundsSeeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name
Portfolio Company Name [Text Block]	MoA Clear Passage 2040 Fund
Portfolio Company Adviser [Text Block]	Mutual of America Capital Management LLC
Current Expenses [Percent]	0.33%
Average Annual Total Returns, 1 Year [Percent]	18.87%
Average Annual Total Returns, 5 Years [Percent]	11.19%
Average Annual Total Returns, 10 Years [Percent]	7.92%
Tax-Deferred Annuity Plan, Voluntary Employee Contribution Contracts | MoAClearPassage2045FundMember
Prospectus:
Portfolio Company Objective [Text Block]	Balanced FundsSeeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name
Portfolio Company Name [Text Block]	MoA Clear Passage 2045 Fund
Portfolio Company Adviser [Text Block]	Mutual of America Capital Management LLC
Current Expenses [Percent]	0.32%
Average Annual Total Returns, 1 Year [Percent]	19.64%
Average Annual Total Returns, 5 Years [Percent]	11.43%
Average Annual Total Returns, 10 Years [Percent]	7.98%
Tax-Deferred Annuity Plan, Voluntary Employee Contribution Contracts | MoAClearPassage2050FundMember
Prospectus:
Portfolio Company Objective [Text Block]	Balanced FundsSeeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name
Portfolio Company Name [Text Block]	MoA Clear Passage 2050 Fund
Portfolio Company Adviser [Text Block]	Mutual of America Capital Management LLC
Current Expenses [Percent]	0.33%
Average Annual Total Returns, 1 Year [Percent]	19.94%
Average Annual Total Returns, 5 Years [Percent]	11.55%
Average Annual Total Returns, 10 Years [Percent]	8.19%
Tax-Deferred Annuity Plan, Voluntary Employee Contribution Contracts | MoAClearPassage2055FundMember
Prospectus:
Portfolio Company Objective [Text Block]	Balanced FundsSeeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name
Portfolio Company Name [Text Block]	MoA Clear Passage 2055 Fund
Portfolio Company Adviser [Text Block]	Mutual of America Capital Management LLC
Current Expenses [Percent]	0.36%
Average Annual Total Returns, 1 Year [Percent]	19.98%
Average Annual Total Returns, 5 Years [Percent]	11.65%
Tax-Deferred Annuity Plan, Voluntary Employee Contribution Contracts | MoAClearPassage2060FundMember
Prospectus:
Portfolio Company Objective [Text Block]	Balanced FundsSeeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name
Portfolio Company Name [Text Block]	MoA Clear Passage 2060 Fund
Portfolio Company Adviser [Text Block]	Mutual of America Capital Management LLC
Current Expenses [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	20.19%
Average Annual Total Returns, 5 Years [Percent]	11.84%
Tax-Deferred Annuity Plan, Voluntary Employee Contribution Contracts | MoAClearPassage2065FundMember
Prospectus:
Portfolio Company Objective [Text Block]	Balanced FundsSeeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name
Portfolio Company Name [Text Block]	MoA Clear Passage 2065 Fund
Portfolio Company Adviser [Text Block]	Mutual of America Capital Management LLC
Current Expenses [Percent]	0.28%
Average Annual Total Returns, 1 Year [Percent]	20.50%
Tax-Deferred Annuity Plan, Voluntary Employee Contribution Contracts | CollateralizedLoansMember
Prospectus:
Other Transaction Fee, Current [Percent]	0.00%
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	MaximumLoan InterestHigher of the Moody’s®Corporate Yield Average or 1% above the current rate of interest credited to Account Values held in the General Account
Optional Benefit Expense, Maximum [Dollars]	$ 350
Optional Benefit Expense, Current [Dollars]	15
Optional Benefit Expense, Minimum [Dollars]	$ 75
Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.00%
Name of Benefit [Text Block]	Loans under a TDA Contract
Purpose of Benefit [Text Block]	To borrow using your Account Value as collateral security for the loan
Optional Benefit [Flag]	true
Optional Benefit Expense, Maximum [Dollars]	$ 350
Optional Benefit Expense, Current [Dollars]	15
Optional Benefit Expense, Minimum [Dollars]	$ 75
Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.00%
Brief Restrictions / Limitations [Text Block]	If you have a loan under a TDA Contract, your Account Value in the General Account after a transfer or withdrawal must be at least equal to the loan collateral security amount.
Name of Benefit [Text Block]	Loans under a TDA Contract
Operation of Benefit [Text Block]	Unless your Plan does not provide for loans, we make available a loan option under a TDA Contract. You have the right to borrow funds using your Account Value as collateral security. Your Employer’s Plan may or may not permit loans to be taken from or secured by amounts held in a Designated Roth Account. The maximum amount that can be taken as a loan is limited under the Code, based on your account balance. Generally, a Participant can borrow no more than the lesser of (a) the greater of $10,000 or 50% of the Participant’s vested account balance; or (b) $50,000. The maximum amount that a Participant can borrow is also limited if the Participant has another outstanding loan. Certain exceptions may permit a Participant to take a larger loan under circumstances specified by law from time to time. We will designate an interest rate at the time a Loan is granted. The Loan interest rate we declare from time to time will not exceed the higher of the Moody’s® Corporate Yield Average and 1% above the guaranteed rate of interest credited to Account Values held in the General Account. The Moody’s® Corporate Yield Average is an average of the composite yield on seasoned corporate bonds published by Moody’s® Investors Service, Inc., and may increase or decrease over time. Accordingly, the interest rate you pay on your loan may increase or decrease over time. Interest earned on the amount in the General Account is not applied as an offset to interest accrued on the Loan; they are separate and independent from each other. Any loan shall be repaid within five years, except a loan used to purchase a primary residence of the Participant may be repaid over a period not to exceed ten years. Your repayment schedule will provide for substantially level amortization of the loan over the applicable period, which means that your payments will be substantially equal (subject to changes in the interest rate on your loan, if any). You will be billed for your loan repayments. You will be required to transfer an amount equal to 120% of the loan to serve as collateral security for your loan from the Separate Account to the General Account, unless you already have allocated the required Account Value to the General Account. Collateralized loans are loans for which security in the amount of 120% of the loan amount is required to be transferred into the General Account and held against repayment of the loan. The amount withdrawn from each Investment Alternative that comprises your Account Value for the transfer of collateral security or the withdrawal for a trusteed loan will be withdrawn proportionally from all Investment Alternatives in your account at the time of the request, unless you instruct us otherwise. We will not permit you to make withdrawals or transfers of the collateral security amount while the loan is outstanding. The interest rate for the loan will not exceed the higher of 1% above the current rate of interest credited to Account Values held in the General Account for TDA Contracts, or the Moody’s® Corporate Yield Average for the calendar month ending two months before the date on which the rate is determined, and payments of principal and interest on the loan are due no less frequently than quarterly. You will pay interest on the loan, but the amount we hold in the General Account as collateral for your loan will accrue interest. A portion of the collateral equal to the loan amount may earn interest at a rate that is different than, and possibly lower than, the rate earned by other amounts in the General Account. There are no income tax consequences to you from obtaining a loan under the TDA Contract, unless you do not make repayments when they are due. You can only borrow to the extent that you have allocated a sum equal to 120% of the loan amount to the General Account. If you do not have 120% of the loan amount (in addition to sums already serving as collateral for other loans) in the General Account and do not allocate additional amounts to the General Account from your Account Value allocated to other investment alternatives to achieve such 120%, you cannot borrow that loan amount. We do not transfer amounts to the General Account for purposes of satisfying the collateral requirement on your behalf unless we are instructed by you to transfer from other investment alternatives to the General Account. All Plans require authorization by the Employer or third party administrator, as applicable, for Participant loans.
Tax-Deferred Annuity Plan, Voluntary Employee Contribution Contracts | Standard Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Death benefit during Accumulation Period equal to Account Value
Purpose of Benefit [Text Block]	To provide a death benefit to one or more Beneficiaries, upon the death of the Participant during the accumulation period
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	Death benefit amount is reduced by the amount of any outstanding loans and interest
Name of Benefit [Text Block]	Death benefit during Accumulation Period equal to Account Value
Operation of Benefit [Text Block]	Death Benefit During the Accumulation Period
We will pay a death benefit to your designated Beneficiary during the Accumulation Period upon your death. We will pay the death benefit after we have received at our Home Office: •due proof of your death, generally a certified copy of your death certificate;•notification of election by the Beneficiary(ies) of the form of payment of death benefit; and•claim forms and other information and documents that we inform the beneficiary are necessary for us to process the death benefit request.The amount of the death benefit will be the value of your Account Value as of the date on which we receive the items listed above less any outstanding loans and interest. Until then, your Account Value will remain allocated as it was on the date of death. (If you were the Annuitant and your Eligible Spouse is the Beneficiary, special rules apply as described below.) If you have more than one beneficiary, each beneficiary’s share of the Account Value will remain allocated as it was on the date of death until we receive the items listed above from such beneficiary. Each beneficiary will continue to bear the risk of loss of their share of the death benefit until their claim is processed. Form of Payment of Death Benefit. The Beneficiary will elect the form of payment of death benefit as described below. The Code imposes special requirements on the payment of a death benefit and specifies the time period in which we must pay it. We will pay the death benefit in a single sum if a Beneficiary does not select an option by the date the Code requires a payout to be made. In addition, Participants under TDA Contracts are required to begin taking minimum distributions after they reach a certain age (called the Required Beginning Date or Required Distribution Date), and certain requirements depend on whether the Participant had reached that age at the time of death. Beneficiaries should consult their tax advisers for any additional rules that may apply in their particular circumstances. See Minimum Required Distributions under “Taxes”. In general, any method of distribution that a Beneficiary selects must comply with one of the following. (a) Ten Year Rule. In the case of a death occurring in 2020 or later, the general rule is that we must pay the entire death benefit to the Beneficiary by December 31 of the year that is ten calendar years after the year of the Participant’s death, unless we pay the death benefit in accordance with (b), (c) or (d) below. (b) Exception for Eligible Designated Beneficiaries. An Eligible Designated Beneficiary, as defined below, may choose to have the entire death benefit distributed in the form of Annuity Payments that begin within one year of the Participant’s death and are payable over a period of time that is not more than the Beneficiary’s life or life expectancy, whichever is longer. For these purposes, an Eligible Designated Beneficiary is a Beneficiary who, at the time of the Participant’s death, is also (a) the Participant’s surviving spouse; (b) the Participant’s minor child; (c) an individual who is no more than 10 years younger than the Participant; (d) a qualifying disabled individual; or (e) a qualifying chronically ill individual. Notwithstanding the foregoing, if the Eligible Designated Beneficiary is a minor child, distributions must be paid in full no later than the end of the tenth year following the child’s attainment of the age of majority. (c) Beneficiary is the Eligible Spouse. Special rules apply if the only Beneficiary is your surviving Eligible Spouse. A Beneficiary who is also your Eligible Spouse may use your Required Beginning Date for determining when minimum distributions must begin. As a consequence, the Beneficiary does not have to begin receiving benefits until the April 1 following the calendar year in which you would have reached age 72 if still alive. Alternatively, a Beneficiary who is also an Eligible Spouse, may roll your account balance over to his or her own qualified plan or 403(b) plan or to his or her own eligible IRA. (d) Special Rule for Beneficiaries that are Not Individuals. If your Beneficiary is not an individual, such as your estate or certain types of trusts, we must pay the entire death benefit to the Beneficiary by December 31 of the calendar year that is five calendar years after your death. However, if you die after reaching your Required Beginning Date, the Beneficiary is limited to distributions made over your remaining life expectancy. A Beneficiary under more than one 403(b) plan may take withdrawals from one or more such plans, in accordance with applicable IRS regulations, if permitted by the Plan. Death Benefit after the Annuity Commencement Date
If an Annuitant (and the joint annuitant if the form is a joint annuity) were to die on or after the Annuity Commencement Date and annuity payments have begun, your Beneficiary will receive the death benefit (if any) provided by the form of annuity under which Annuity Payments were due. If you elect a form of annuity that does not provide for a certain period or full cash refund, then no payments or death benefit will be due following the death of the Annuitant (and the Joint Annuitant, as applicable) after the Annuity Commencement Date.. Single Sum for Small Annuity Payments. If your Account Value is $1,000 or less (or less than such greater amount that may be permitted by law and the Plan), then on the Annuity Commencement Date you have requested, or at your Required Beginning Date, as applicable, we will pay your Account Value to you in a single sum payment, and you may not elect to receive Annuity Payments. Alternatively, we may make such single sum payment to an IRA (or Roth IRA for Designated Roth Accounts) established by you (or your employer for you, if the Plan so provides). Evidence of Survival. When payment of a benefit is contingent upon the survival of any person, we may require that evidence of that person’s survival be furnished to us, either by personal endorsement of the check drawn for payment, or by other means satisfactory to us. If satisfactory evidence of survival is not received by us within 30 days following our request for it, we may suspend benefit payments until such evidence is received. Misstatement of Information. If we pay a benefit under a Contract based on information that you or a Beneficiary misstated to us, we will recalculate the benefit when we learn of the misstatement. We will adjust the amount of the benefit payments, or the amount applied to provide the benefit, or both, to the proper amount we determine based on the corrected information. If we underpaid benefits due to any misstatement, we will pay the amount of the underpayment in full with the next payment due under the Contract. If we overpaid any benefits due to a misstatement, we will deduct the overpayment to the extent possible from payments as they become due under the Contract. We will include interest on the amount of any underpayments or charge interest on overpayments, at the effective rate then set forth under State insurance law provisions and in accordance with the Contract. Information and Determination. Contractholders and Participants, as appropriate, must furnish us with the facts and information that we may require for the operation of the Contract including, upon request, the original or photocopy of any pertinent records held by the Contractholder or Participant. A TDA Contractholder should report to us any determination that the Contractholder makes pursuant to the terms of the Plan, if any. We may rely on reports and other information furnished by Contractholders or Participants, and we are not obligated to inquire as to the accuracy or completeness of such reports and information.